Capital and reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves
Capital and reserves

20.  Capital and reserves

(a)   Share capital

(Number of shares, unless stated otherwise)

	December 31, 2022	December 31, 2021
Number of shares issued	50,635,720	50,635,720
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital	8,655	8,655

The Company issued 1,000 ordinary shares on May 28, 2014 in exchange for contribution in cash of 47 that were allocated to Share capital and 99,000 ordinary shares on February 24, 2016 in exchange for contribution in cash of 5,000,000, of which 8,500 were allocated to Share capital and 4,991,500 to Share premium.

On March 1, 2018 the Registrar of Companies of Cyprus registered the subdivision of the existing Company’s share capital of 100,000 ordinary shares of EUR 1.00 each into 50,000,000 ordinary shares of EUR 0.002 each.

On October 24, 2019, the shareholders approved the increase of the authorized share capital of the Company from 50,000,000 shares to 60,000,000 shares.

On May 8, 2020 the Company issued 317,860 new shares under the 2016 HeadHunter Unit Option Plan, bringing the total number of issued ordinary shares to 50,317,860. See Note 21(a)(i).

On May 14, 2021 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,635,720 as of December 31, 2021. See Note 21(a)(i).

All shares issued are fully paid, except 317,860 shares issued on May 8, 2020 and 317,860 shares issued on May 14, 2021, which are not paid as at December 31, 2022, and relevant shareholder receivable of 108 is included in the Trade and other receivables in the consolidated statement of financial position as of December 31, 2022 (as of December 31, 2021 – 108).

(b)   Ordinary shares

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of shareholders.

The number of shares	2022	2021	2020
Outstanding ordinary shares at 1 January	50,352,047	50,317,860	50,000,000
Effect of treasury shares held	(95,188)	(283,673)	—
Effect of shares issued during the year	—	317,860	317,860
Outstanding ordinary shares at 31 December	50,256,859	50,352,047	50,317,860
Weighted average number of shares for the year ended 31 December	50,263,821	50,499,021	50,206,696

(c)   Share premium

On January 29, 2018 the District Court of Nicosia (Cyprus) issued a court order ratifying the reduction of the share premium of the Company by 3,422,874. On February 16, 2018 the Registrar of Companies of Cyprus registered the reduction of the Group’s share premium by 3,422,874 based on the shareholders resolution and the court order.

As of December 31, 2020, 2021 and 2022 the share premium included a contribution of 1,568,626.

(d)   Distributions to shareholders and non-controlling interest

(i)   Distributions to shareholders

On March 11, 2020 the Board of Directors approved dividends of $0.50 per share for the year ended December 31, 2019, which totalled to $25,000,000 or 1,800,520. The dividends were paid to shareholders in September 2020.

On May 25, 2021 the Board of Directors approved dividends of $0.55 per share for the year ended December 31, 2020, which totalled to $27,849,643 or 2,047,690. The dividends were paid to shareholders in July 2021.

On January 13, 2022 the Board of Directors approved dividends of $0.84 per share for the year ended December 31, 2021, which totalled to $42,260,221 or 3,149,557. The dividends were paid to shareholders in February 2022.

The Group’s current corporate structure, coupled with the current restrictions imposed by international and Russian law, prevents dividend payments to shareholders.

The key barrier preventing dividend payments at the moment is that the Group’s holding company, HeadHunter Group PLC, is registered in the Republic of Cyprus, which is deemed an “unfriendly” country by Russian Government Decree No. 430-r dated March 5, 2022, and the payment of dividends to such “unfriendly” persons is restricted. See Note 32.

(ii)   Distributions to non-controlling interest

The distributions to non-controlling interest for the year ended December 31, 2022 includes dividends declared by the Group’s subsidiary in Kazakhstan.

The distributions to non-controlling interest for the years ended December 31, 2021 included dividends declared by the Group’s subsidiaries in Kazakhstan and Belarus.

Dividends declared by the entity to non-controlling shareholders were 90,607 for the year ended December 31, 2022 (109,932 for the year ended December 31, 2021 and 103,126 for the year ended December 31, 2020).

Dividends settled by the entity to non-controlling shareholders (including withholding tax) were 92,408 for the year ended December 31, 2022 (106,978 for the year ended December 31, 2021 and 102,731 for the year ended December 31, 2020).

(e)   Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(f)   Treasury shares

On September 30, 2021 the Group announced a share buyback program under which the Group may repurchase up to an aggregate of RUB 3 billion (or its equivalent in US dollars) of its ordinary shares over a period beginning on October 11, 2021 and continuing until the earlier of the completion of the repurchase or August 10, 2022, when the authority of the board of directors to repurchase shares will expire (the “Buyback Program”). The primary purpose of the Buyback Program is to fund the Group’s long-term incentive programs (see Note 21). The Group accounts for ADRs repurchased as treasury shares at cost.

During 2021 the Group repurchased a total of 283,673 ADRs on the market for an aggregate consideration of 1,096,357.

During 2022 the Group repurchased a total of 95,188 ADRs on the market for an aggregate consideration of 329,642.

On March 3, 2022 the Group terminated the share buyback program.